Taxation	12 Months Ended
Dec. 31, 2013
TAXATION [Abstract]
Taxation

15. TAXATION

(a) Transition from PRC Business Tax to PRC Value Added Tax

A Pilot Program for transition from the imposition of Business Tax to the imposition of VAT for revenues from certain industries was launched in Shanghai on January 1, 2012. Effective from September 1, 2012, the Pilot Program was expanded from Shanghai to eight other cities and provinces in China, including Beijing. Advertising revenue and other revenue from technology development and services became subject to the VAT on and after September 1, 2012 at a rate of 6%.

(b) Business Tax and related Surcharges

Prior to the Pilot Program, the Group’s operations in the PRC are subject to 3% or 5% Business Tax. Related surcharges are 12% of Business Tax. Both Business Tax and the related surcharges are recognized when the revenue is earned.

After the Pilot Program, the Group’s mobile value added services operated by domestic subsidiaries remain subject to 3% Business Tax and the related surcharges.

(c) Value Added Tax

Prior to the Pilot Program, in addition to Business Tax and related surcharges, the Group was subject to VAT at a rate of 17% for enterprise mobility revenue derived from hardware sales.

After the Pilot Program, the Group’s advertising revenue and revenues from technology development and services are subject to 6% VAT. The Group’s enterprise mobility revenues derived from hardware sales remain subject to VAT at a rate of 17%.

(d) Withholding income tax

The Enterprise Income Tax Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of China. A lower withholding income tax rate of 5% is applied if the FIE’s immediate holding company is registered in Hong Kong or other jurisdictions that have a tax treaty arrangement with China. Such withholding income tax was exempted under the previous income tax law. On February 22, 2008, the Ministry of Finance and State Administration of Taxation jointly issued a circular which stated that for FIEs, all profits accumulated up to December 31, 2007 are exempted from withholding tax when they are distributed to foreign investors. Based on the interpretation of the current tax laws, management believes that the Company and all its non-PRC subsidiaries are not considered as a “resident enterprise” in China for corporate income tax purposes, but it cannot be certain that the relevant PRC tax authorities will agree with this determination.

As of December 31, 2012 and 2013, the Company did not record any withholding tax on the retained earnings of its FIEs in the PRC as the Company intends to reinvest all earnings in China since 2008 to further expand its business in China, and its FIEs do not intend to declare dividends on the retained earnings made since 2008 to their immediate foreign holding companies.

(e) Income taxes

Cayman Islands

Under the common tax laws of the Cayman Islands, the Company is not subject to tax on its income, or capital gains, in addition, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Entities incorporated in Hong Kong are subject to Hong Kong profit tax at a rate at 16.5% since the beginning of 2008.

United States

In the year of 2013, NQ US applies cost-plus method to compute the taxable income and is subject to a graduated federal corporate income tax rate. The mark-up rate applied to total cost under cost-plus method and federal corporate income tax rate for the year ended December 31, 2013 were 6% and 34%, respectively. NQ US paid income taxes of approximately US$199 for the year ended December 31, 2013.

Mainland China

On March 16, 2007, the National People’s Congress adopted the new Corporate Income Tax Law (the “New CIT Law”), which became effective from January 1, 2008 and replaced the previous separate income tax laws for domestic enterprises and foreign-invested enterprises by adopting a uniform income tax rate of 25%. Preferential tax treatments continue to be granted to entities that are qualified as “high and new technology enterprises strongly supported by the State”, or conducted business in encouraged sectors. An enterprise qualified as a “high and new technology enterprise” is entitled to a preferential income tax rate of 15%.

On August 3, 2005, the State Bureau of Taxation adopted the preferential tax treatments for the entities obtained the software enterprise qualification, after the New CIT Law became effective, entities qualifying software enterprise continued to be entitled to 2 years tax exemption from the first profitable year followed by 3 years preferential tax rate of 12.5%.

In addition, under the New CIT Law, dividends, interests, rent, royalties and gains on transfers of property payable by a foreign-invested enterprise in the PRC to its foreign investor who is a non-resident enterprise will be subject to withholding tax, unless such non-resident enterprise’s jurisdiction of incorporation has a tax treaty with the PRC that provides for a reduced rate of withholding tax. The withholding tax rate is 5% for the parent company in Hong Kong if the parent company is the beneficial owner of the dividend and approved by the PRC tax authority to enjoy the preferential tax benefit. The withholding tax rate is 10% for the parent company incorporated in other countries which do not have any tax treaty with the PRC. Such a withholding tax imposed on the dividend income received from the Company’s PRC entities will reduce the Company’s net income. On February 22, 2008, the Ministry of Finance and State Tax Bureau jointly issued a circular which stated that for foreign invested enterprises, all profits accumulated up to December 31, 2007 are exempted from withholding tax when they are distributed to foreign investors.

The Company’s PRC entities CIT rate was as follows:

Beijing Technology was qualified as a high and new technology enterprise under the New CIT Law and it has successfully renewed this status in late 2011 which enabled it enjoying preferential income tax treatment for another 3 years up to 2013. Accordingly, it was subject to a rate of 7.5% from 2008 to 2010, and a rate of 15% thereafter so long as it continues to qualify as a high and new technology enterprise. The CIT rate was approved by Beijing Haidian District State Tax Bureau as a transitional treatment to allow the Beijing Technology to continue to enjoy its unexpired tax holiday provided by the previous income tax laws and rules. Beijing Technology paid CIT of US$16, US$75 and US$201 for the years ended December 31, 2011, 2012 and 2013, respectively.

NQ Beijing, FL Mobile and NQ Tongzhou were qualified as a software enterprise under the New CIT Law, which were entitled to enjoy preferential income tax treatment of income tax exemption for the first two years when it became profitable, followed by three years preferential income tax rate of 12.5%. In 2013, NQ Beijing was approved to enjoy preferential income tax treatment of income tax exemption for one more year. Accordingly, NQ Beijing was subject to zero income tax rate from 2012 to 2013, and a rate of 12.5% from 2014 to 2016; FL Mobile was subject to zero income tax rate from 2012 to 2013, and a rate of 12.5% from 2014 to 2016. NQ Tongzhou was subject to zero income tax rate from 2013 to 2014, and a rate of 12.5% from 2015 to 2017. The CIT rates were approved by Beijing Haidian District State Tax Bureau, Beijing Dongcheng District State Tax Bureau and Beijing Tongzhou District State Tax Bureau respectively as a software enterprise to allow NQ Beijing, FL Mobile and NQ Tongzhou to enjoy its tax holiday provided by previous income tax laws and rules.

NationSky was subject to the prevailing income tax rate of 25% on taxable income for the years ended 2011. NationSky and Wanpu century were qualified as high and new technology enterprises under the New CIT Law, which were entitled to enjoy income tax rate of 15% for the years from 2012 to 2014 and 2013 to 2015 respectively. Fanyue was qualified as high and new technology enterprises, which enable it to enjoy the preferential income tax rate of 15% in 2013.

NQ Shenzhen and Yinlong were qualified as software enterprises under the New CIT Law, which were entitled to enjoy preferential income tax treatment of income tax exemption for the first two years when it became profitable, followed by three years preferential income tax rate of 12.5% from the first profitable year. They did not become profitable as of December 31, 2013.

Red, Tianya, and Ruifeng were subject to a prevailing income tax rate of 25%. The New CIT Law also provides that an enterprise established under the laws of foreign countries or regions but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementation Rules of the New CIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Company does not believe that it is likely that its operations outside the PRC should be considered a resident enterprise for PRC income tax purposes. However, due to limited guidance and implementation history of the New CIT Law, should the Company be treated as a resident enterprise for PRC income tax purposes, the Company will be subject to PRC income tax on worldwide income at a uniform income tax rate of 25% retroactive to January 1, 2008.

For the years ended December 31, 2011, 2012 and 2013, the Company did not have any material interest or penalties associated with tax positions nor did the Company have any significant unrecognized uncertain tax positions.

Composition of income tax expense

The following table presents the components of income (loss) before provision for income taxed generated by domestic or foreign operation s for the periods indicated:

	For the year ended December 31,
	2011	2012	2013
	US$	US$	US$
Income/(Loss) from foreign entities*	17,531	4,880	(8,723)
(Loss)/income from PRC entities (including HK and Taiwan)	(7,303)	4,959	8,507
Income/(Loss) before income tax expenses	10,228	9,839	(216)

*	Foreign income before provision for income taxes is defined as income generated from operations located outside of the PRC including HK and Taiwan.

The current and deferred portions of income tax expense included in the Group’s consolidated statements of comprehensive income are as follows:

	For the year ended December 31,
	2011	2012	2013
	US$	US$	US$
Current income tax expense	(188)	(602)	(3,857)
Deferred tax	91	182	2,740

Income tax expense	(97)	(420)	(1,117)

Income tax expense of foreign entities	(92)	(275)	(353)
Income tax expense of PRC entities (including HK and Taiwan)	(5)	(145)	(764)

Reconciliation between the PRC statutory CIT rate of 25% for 2011, 2012 and 2013 and the Company’s effective tax rate is as follows:

	For the Years Ended December 31,
	2011	2012	2013
Statutory EIT rate	(25.0)%	(25.0)%	(25.0)%
Effect of tax holidays	25.4%	99.6%	(10,745.4)%
Effect of tax-exempt for parent company incorporated in Cayman Islands	(5.3)%	(53.1)%	7,202.0%
Effect of change in valuation allowance	5.3%	(2.5)%	739.4%
Foreign withholding tax expense*	(0.9)%	(1.3)%	64.6%
Effect of permanent difference from US entity using cost-plus method	—	(21.4)%	1221.4%
Effect of permanent difference from taxable capital gain due to business acquisition under common control	—	—	1815.3%
Other permanent book-tax differences	(0.4)%	(0.3)%	252.0%

Effective income tax rate	(0.9)%	(4)%	524.3%

*	According to the American Depositary Receipt (“ADR”) arrangements between the Company and Deutsche Bank Trust (“DB”) in February 2011, the Company will have the right to receive series of reimbursements after the closing of Initial Public Offering (“IPO”) over the five-year term as a return of using DB’s services. Total fixed monetary reimbursements over the terms of this arrangement amounted to US$2,300. Total reimbursements are recognized evenly over the contract term in other income. The Company bears the 30% US tax on this US source income, which was withheld by Deutsche Bank upon payments.

The combined effects of the income tax expense exemption and reduction available to us are as follows:

	For the Years Ended December 31,
	2011	2012	2013
	US$	US$	US$
Tax holiday effect	(2,624)	(10,345)	(23,210)
Per share effect, basic	(0.015)	(0.044)	(0.085)
Per share effect, diluted	(0.014)	(0.040)	(0.085)

Deferred income tax

Deferred income tax was measured using the enacted income tax rates for the periods in which they are expected to be reversed. Significant components of the Group’s deferred income tax assets and liabilities consist of as follows:

	December 31,
	2012	2013
	US$	US$
Deferred income tax assets, current
Accruals	40	347
Accrued payroll	370	1,023
Other differences	70	458

Total current deferred income tax assets	480	1,828
Less: Valuation allowance	(480)	(697)

Net current deferred income tax assets*	—	1,131

Deferred income tax assets, non-current
Equity investment	—	242
Net operating loss carry forwards	907	3,747

Other differences	34	36

Total non-current deferred income tax assets	941	4,025
Less: Valuation allowance, non-current	(941)	(3,747)

Net non-current deferred income tax assets	—	278

Deferred income tax liabilities, current
Prepaid customer acquisition costs	—	—

Total current deferred income tax liabilities	—	—

Deferred income tax liabilities, non-current
Intangible assets from business combination	1,910	2,613
Unrealized investment income	—	142

Total non-current deferred income tax liabilities	1,910	2,755

*	Deferred income tax assets are evaluated on the basis of each operating entity. For any entities in loss in the year of 2013, the Group took full allowance against the net deferred tax assets. For entities in profit in the year of 2013, the Group assesses the likelihood that the Group will recover the deferred tax assets from future taxable income. The total current deferred income tax assets were resulted from deductible advertising expenses, bad debt provision, government subsidy, accruals, accrued but unpaid payrolls and fixed asset depreciation from entities in profit in 2013.

Movement of valuation allowance

	December 31,
	2012	2013
	US$	US$
Balance at beginning of the year	1,151	1,421
Current year addition	270	3,536
Current year reversal	—	(513)

Balance at end of the year	1,421	4,444

As of December 31, 2013, the Group had net operating losses of approximately US$19,645 primarily deriving from entities in the PRC and Hong Kong, which can be carried forward after certain reconciliation per tax regulation to offset future net profit for income tax purposes. The PRC net operating loss will expire beginning January 1, 2018; and the Hong Kong net operating loss can be carried forward without an expiration date. In general, the PRC tax authority has up to five years to conduct examinations of the tax filings. Accordingly, the PRC subsidiaries’ tax years 2009 through 2013 remain open to examination by the taxing jurisdiction.